Schedule I - Notes to Appendix (Details) € in Millions		12 Months Ended
	Jul. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jul. 21, 2022 USD ($)	Mar. 03, 2022 EUR (€)	Feb. 15, 2017 USD ($)
Senior Notes due 2022
Debt Instruments
Principal amount						$ 350,000,000
Fixed Interest Rate						9.375%
Secured Reinstated Senior Notes [Member]
Debt Instruments
Principal amount	$ 345,058,000
Fixed Interest Rate	9.375%	9.375%	9.375%
Exchange Percentage	98.588%
Conversion Price	$ 1,000
Cash fee	$ 51,611,000
Ferroglobe PLC intercompany long-term obligations		$ 147,800,000
Ferroglobe PLC guarantor obligation		345,000,000
Sociedad Estatal de Participaciones Industriales loan
Debt Instruments
Principal amount | €					€ 34.5
Ferroglobe PLC guarantor obligation | €			€ 34.5
Super Senior Notes
Debt Instruments
Ferroglobe PLC guarantor obligation				$ 60,000,000
NMTC Program | Maximum
Debt Instruments
Ferroglobe PLC guarantor obligation		7,000,000
Revolving Credit Facility
Debt Instruments
Ferroglobe PLC intercompany long-term obligations		25,500,000
Loan Facility due June 2025
Debt Instruments
Ferroglobe PLC intercompany long-term obligations		$ 10,300,000